Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants Details [Line Items]
Share price	$ 10	$ 10
Percentage of capital raised for business combination to total equity proceeds		60.00%
Number of consecutive trading days for determining share price		10 days
Trading days, description	Each whole Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustment as discussed herein. In addition, if (x) the Company issues additional Class A Ordinary Shares or equity-linked securities for capital raising purposes in connection with the closing of the initial business combination at an issue price or effective issue price of less than $9.20 per Class A Ordinary Share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and in the case of any such issuance to the Sponsor or its affiliate, without taking into account any Founder Shares held by the Sponsor or such affiliate, as applicable, prior to such issuance (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination on the date of the consummation of the initial business combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A Ordinary Shares during the 10 trading day period starting on the trading day prior to the day on which the Company consummates its initial business combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the Market Value, the $18.00 per share redemption trigger prices described below under “Redemption of Warrants when the price per Class A Ordinary Share equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price described below under “Redemption of Warrants when the price per Class A Ordinary Share equals or exceeds $10.00” will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.
Business combination, description	The Warrants will become exercisable 30 days after the completion of its initial business combination and will expire five years after the completion of the Company’s initial business combination, or earlier upon redemption or liquidation.
Public Warrants [Member]
Warrants Details [Line Items]
Warrants exercisable term from the date of completion of business combination		30 days
Warrants and rights outstanding, term		5 years
Minimum lock in period for SEC registration from date of business combination		20 days
Minimum lock In period to become effective after the closing of the initial Business Combination		60 days
Share Price Less Than or Equals To USD 9.2 [Member]
Warrants Details [Line Items]
Share price		$ 9.2
Class of warrants, exercise price adjustment percentage		115.00%
Share Price Less Than or Equals To USD 18 [Member]
Warrants Details [Line Items]
Share price		$ 18
Number of consecutive trading days for determining share price		20 days
Class of warrants, exercise price adjustment percentage		180.00%
Class of warrants, redemption notice period		30 days
Number of trading days for determining share price		30 days
Share Price Less Than or Equals To USD 18 [Member] | Public Warrants [Member]
Warrants Details [Line Items]
Share price		$ 18
Class of warrants, redemption price per unit		0.01
IPO [Member] | Public Warrants [Member]
Warrants Details [Line Items]
Class of warrant exercise price		11.5
Class A Ordinary Share [Member]
Warrants Details [Line Items]
Redemption of warrants price per share	18
Warrants price per share	$ 0.01
Trading days description	• if, and only if, the reported sale price of the ordinary shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the Warrant holders.
Class A Ordinary Share [Member] | Public Warrants [Member]
Warrants Details [Line Items]
Class of warrant exercise price	$ 11.5
Redemption of warrants price per share	10
Warrants price per share	$ 0.1
Trading days description	• if, and only if, the last reported sale price of the Class A Ordinary Shares equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the Warrant holders.
Class A Ordinary Share [Member] | Share Price Less Than or Equals To USD 18 [Member]
Warrants Details [Line Items]
Share price		$ 10
Number of consecutive trading days for determining share price		20 days
Class of warrants, redemption price per unit		$ 0.1
Class of warrants, redemption notice period		30 days
Number of trading days for determining share price		30 days
Class A Ordinary Share [Member] | Share Price More Than or Equals To USD 18 [Member]
Warrants Details [Line Items]
Share price		$ 18
Class A Ordinary Share [Member] | IPO [Member] | Public Warrants [Member]
Warrants Details [Line Items]
Class of warrant exercise price		$ 11.5